Fees and Expenses - Optimum Fund Trust Classes A, C, Institutional	Mar. 31, 2026 USD ($)
Optimum Large Cap Growth Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	What are the Fund’s fees and expenses?
Expense Narrative [Text Block]
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $75,000 in Optimum Funds. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Expense Breakpoint Discounts [Text]	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $75,000 in Optimum Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 75,000
Shareholder Fees Caption [Optional Text]	Shareholder fees (fees paid directly from your investment)
Shareholder Fees [Table]

Class	A	C	Inst.
Maximum sales charge (load) imposed on purchases as a percentage of offering price........	5.75%	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower..........................................	none	1.00%[1]	none
[1]
Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Class	A	C	Inst.
Management fees.........................................................	0.68%	0.68%	0.68%
Distribution and service (12b-1) fees............................................	0.25%	1.00%	none
Other expenses...........................................................	0.29%	0.29%	0.29%
Total annual fund operating expenses...........................................	1.22%	1.97%	0.97%
Fee waivers and expense reimbursements.......................................	(0.03%)[2]	(0.03%)[2]	(0.03%)[2]
Total annual fund operating expenses after fee waivers and expense reimbursements........	1.19%	1.94%	0.94%
[2]
Expenses Deferred Charges [Text Block]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

Class	A	(if not redeemed) C	C	Inst.
1 year........................................................	$689	$197	$297	$96
3 years.......................................................	$937	$615	$615	$306
5 years.......................................................	$1,204	$1,060	$1,060	$533
10 years......................................................	$1,965	$2,293	$2,293	$1,187

Expense Example, No Redemption, By Year, Caption [Text]	(if not redeemed)C
Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 79% of the average value of its portfolio.

Portfolio Turnover, Rate	79.00%
Optimum Small-Mid Cap Growth Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	What are the Fund’s fees and expenses?
Expense Narrative [Text Block]
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $75,000 in Optimum Funds. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Expense Breakpoint Discounts [Text]	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $75,000 in Optimum Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 75,000
Shareholder Fees Caption [Optional Text]	Shareholder fees (fees paid directly from your investment)
Shareholder Fees [Table]

Class	A	C	Inst.
Maximum sales charge (load) imposed on purchases as a percentage of offering price........	5.75%	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower..........................................	none	1.00%[1]	none
[3]
Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Class	A	C	Inst.
Management fees.........................................................	0.97%	0.97%	0.97%
Distribution and service (12b-1) fees............................................	0.25%	1.00%	none
Other expenses...........................................................	0.33%	0.33%	0.33%
Total annual fund operating expenses...........................................	1.55%	2.30%	1.30%
Fee waivers and expense reimbursements.......................................	(0.11%)[2]	(0.11%)[2]	(0.11%)[2]
Total annual fund operating expenses after fee waivers and expense reimbursements........	1.44%	2.19%	1.19%
[4]
Expenses Deferred Charges [Text Block]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

Class	A	(if not redeemed) C	C	Inst.
1 year........................................................	$713	$222	$322	$121
3 years.......................................................	$1,026	$708	$708	$401
5 years.......................................................	$1,361	$1,220	$1,220	$702
10 years......................................................	$2,306	$2,627	$2,627	$1,558

Expense Example, No Redemption, By Year, Caption [Text]	(if not redeemed)C
Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 152% of the average value of its portfolio.

Portfolio Turnover, Rate	152.00%
Optimum Small-Mid Cap Value Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	What are the Fund’s fees and expenses?
Expense Narrative [Text Block]
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $75,000 in Optimum Funds. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Expense Breakpoint Discounts [Text]	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $75,000 in Optimum Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 75,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The Total annual fund operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the acquired fund fees and expenses.
Shareholder Fees Caption [Optional Text]	Shareholder fees (fees paid directly from your investment)
Shareholder Fees [Table]

Class	A	C	Inst.
Maximum sales charge (load) imposed on purchases as a percentage of offering price........	5.75%	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower..........................................	none	1.00%[1]	none
[5]
Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Class	A	C	Inst.
Management fees.........................................................	0.88%	0.88%	0.88%
Distribution and service (12b-1) fees............................................	0.25%	1.00%	none
Other expenses...........................................................	0.35%	0.35%	0.35%
Acquired fund fees and expenses..............................................	0.09%[2]	0.09%[2]	0.09%[2]
Total annual fund operating expenses...........................................	1.57%	2.32%	1.32%
Fee waivers and expense reimbursements.......................................	(0.09%)[3]	(0.09%)[3]	(0.09%)[3]
Total annual fund operating expenses after fee waivers and expense reimbursements........	1.48%[4]	2.23%[4]	1.23%[4]
[6],[7],[8]
Expenses Deferred Charges [Text Block]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

Class	A	(if not redeemed) C	C	Inst.
1 year........................................................	$717	$226	$326	$125
3 years.......................................................	$1,034	$716	$716	$409
5 years.......................................................	$1,373	$1,232	$1,232	$715
10 years......................................................	$2,328	$2,649	$2,649	$1,582

Expense Example, No Redemption, By Year, Caption [Text]	(if not redeemed)C
Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 133% of the average value of its portfolio.

Portfolio Turnover, Rate	133.00%
Optimum International Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	What are the Fund’s fees and expenses?
Expense Narrative [Text Block]
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $75,000 in Optimum Funds. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Expense Breakpoint Discounts [Text]	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $75,000 in Optimum Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 75,000
Shareholder Fees Caption [Optional Text]	Shareholder fees (fees paid directly from your investment)
Shareholder Fees [Table]

Class	A	C	Inst.
Maximum sales charge (load) imposed on purchases as a percentage of offering price........	5.75%	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower..........................................	none	1.00%[1]	none
[9]
Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Class	A	C	Inst.
Management fees.........................................................	0.73%	0.73%	0.73%
Distribution and service (12b-1) fees............................................	0.25%	1.00%	none
Other expenses...........................................................	0.34%	0.34%	0.34%
Total annual fund operating expenses...........................................	1.32%	2.07%	1.07%
Fee waivers and expense reimbursements.......................................	(0.00%)[2]	(0.00%)[2]	(0.00%)[2]
Total annual fund operating expenses after fee waivers and expense reimbursements........	1.32%	2.07%	1.07%
[10]
Expenses Deferred Charges [Text Block]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

Class	A	(if not redeemed) C	C	Inst.
1 year........................................................	$702	$210	$310	$109
3 years.......................................................	$969	$649	$649	$340
5 years.......................................................	$1,257	$1,114	$1,114	$590
10 years......................................................	$2,074	$2,400	$2,400	$1,306

Expense Example, No Redemption, By Year, Caption [Text]	(if not redeemed)C
Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 75% of the average value of its portfolio.

Portfolio Turnover, Rate	75.00%
Optimum Fixed Income Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	What are the Fund’s fees and expenses?
Expense Narrative [Text Block]
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Optimum Funds. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Expense Breakpoint Discounts [Text]	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Optimum Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder fees (fees paid directly from your investment)
Shareholder Fees [Table]

Class	A	C	Inst.
Maximum sales charge (load) imposed on purchases as a percentage of offering price........	4.50%	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower..........................................	none	1.00%[1]	none
[11]
Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Class	A	C	Inst.
Management fees.........................................................	0.50%	0.50%	0.50%
Distribution and service (12b-1) fees............................................	0.25%	1.00%	none
Other expenses...........................................................	0.29%	0.29%	0.29%
Total annual fund operating expenses...........................................	1.04%	1.79%	0.79%
Fee waivers and expense reimbursements.......................................	(0.00%)[2]	(0.00%)[2]	(0.00%)[2]
Total annual fund operating expenses after fee waivers and expense reimbursements........	1.04%	1.79%	0.79%
[12]
Expenses Deferred Charges [Text Block]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

Class	A	(if not redeemed) C	C	Inst.
1 year........................................................	$551	$182	$282	$81
3 years.......................................................	$766	$563	$563	$252
5 years.......................................................	$998	$970	$970	$439
10 years......................................................	$1,664	$2,105	$2,105	$978

Expense Example, No Redemption, By Year, Caption [Text]	(if not redeemed)C
Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 375% of the average value of its portfolio.

Portfolio Turnover, Rate	375.00%
Optimum Large Cap Value Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	What are the Fund’s fees and expenses?
Expense Narrative [Text Block]
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $75,000 in Optimum Funds. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Expense Breakpoint Discounts [Text]	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $75,000 in Optimum Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 75,000
Shareholder Fees Caption [Optional Text]	Shareholder fees (fees paid directly from your investment)
Shareholder Fees [Table]

Class	A	C	Inst.
Maximum sales charge (load) imposed on purchases as a percentage of offering price........	5.75%	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower..........................................	none	1.00%[1]	none
[13]
Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Class	A	C	Inst.
Management fees.........................................................	0.64%	0.64%	0.64%
Distribution and service (12b-1) fees............................................	0.25%	1.00%	none
Other expenses...........................................................	0.28%	0.28%	0.28%
Total annual fund operating expenses...........................................	1.17%	1.92%	0.92%
Fee waivers and expense reimbursements.......................................	(0.00%)[2]	(0.00%)[2]	(0.00%)[2]
Total annual fund operating expenses after fee waivers and expense reimbursements........	1.17%	1.92%	0.92%
[14]
Expenses Deferred Charges [Text Block]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

Class	A	(if not redeemed) C	C	Inst.
1 year........................................................	$687	$195	$295	$94
3 years.......................................................	$925	$603	$603	$293
5 years.......................................................	$1,182	$1,037	$1,037	$509
10 years......................................................	$1,914	$2,243	$2,243	$1,131

Expense Example, No Redemption, By Year, Caption [Text]	(if not redeemed)C
Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	16.00%

[1]
1	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).

[2]
2	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.94% of the Fund’s average daily net assets from July 31, 2026 through July 30, 2027. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

[3]
1	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).

[4]
2	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.19% of the Fund’s average daily net assets, from July 31, 2026 through July 30, 2027. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

[5]
1	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).

[6]
2	Acquired fund fees and expenses sets forth the Fund’s pro rata portion of the cumulative expenses charged by the registered investment companies in which the Fund invested during the last fiscal year. The actual acquired fund fees and expenses will vary with changes in the allocations of the Fund’s assets. These expenses are not direct costs paid by Fund shareholders, and are not used to calculate the Fund’s NAV.

[7]
3	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.14% of the Fund’s average daily net assets, from July 31, 2026 through July 30, 2027. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

[8]
4	The Total annual fund operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the acquired fund fees and expenses.

[9]
1	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).

[10]
2	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.08% of the Fund’s average daily net assets, from July 31, 2026 through July 30, 2027. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

[11]
1	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).

[12]
2	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.80% of the Fund’s average daily net assets from July 31, 2026 through July 30, 2027. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

[13]
1	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).

[14]
2	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.93% of the Fund’s average daily net assets from July 31, 2026 through July 30, 2027. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.